Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities
	2018	2017
Deferred gain on sale-leasebacks (a)	$181,053	$203,737
Other	31,347	19,284
Other long-term liabilities	212,400	223,021
Current portion of other long-term liabilities	(32,243)	(23,635)
Other long-term liabilities	$180,157	$199,386

(a)	During the year ended December 31, 2018, the Company did not enter into any sale-leaseback transactions.

In May 2017, the Company entered into a sale-leaseback transaction with Asian special purpose companies, or SPCs, for one 14000 TEU vessel, the YM Wind, for gross proceeds of $144,000,000.  Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of 12 years, with an option to purchase the vessel at the 9.5 year anniversary for a pre-determined fair value purchase price. The sale of this vessel resulted in a deferred gain totaling approximately $31,611,000 which is being recorded as a reduction of the related operating lease expense over the 12 year lease term.